PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET
Property and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. As of December 31, 2024, and 2023, the Company’s property and equipment, net, were as follows:

	Vehicles	Furniture and Office Equipment	Computer Equipment	Leasehold Improvements	Total

Gross assets:
Balance as of January 1, 2023	$20,125	$360,967	$225,888	$255,925	$862,905
Additions	18,235	27,704	6,478	75,656	128,073
Retirements	(1,000)	(36,296)	(2,247)	(232,346)	(271,889)
Foreign currency translation effect	—	12,383	5,912	1,864	20,159
Balance as of December 31, 2023	$37,360	$364,758	$236,031	$101,099	$739,248
Additions	1,515	19,434	41,674	8,443	71,066
Retirements	—	(240)	(524)	—	(764)
Foreign currency translation effect	—	(8,123)	(3,201)	(1,556)	(12,880)
Balance as of December 31, 2024	$38,875	$375,829	$273,980	$107,986	$796,670
Accumulated depreciation:
Balance as of January 1, 2023	$8,828	$172,699	$116,275	$137,384	$435,186
Additions	3,689	45,678	34,866	17,518	101,751
Retirements	(100)	(20,856)	—	(142,676)	(163,632)
Foreign currency translation effect	—	7,732	3,152	622	11,506
Balance as of December 31, 2023	$12,417	$205,253	$154,293	$12,848	$384,811
Additions	4,302	44,878	39,179	19,467	107,826
Retirements	—	(240)	(524)	—	(764)
Foreign currency translation effect	—	(10,198)	(5,846)	7,639	(8,405)
Balance as of December 31, 2024	$16,719	$239,693	$187,102	$39,954	$483,468
Net book value as of December 31, 2023	$24,943	$159,505	$81,738	$88,251	$354,437
Net book value as of December 31, 2024	$22,156	$136,136	$86,878	$68,032	$313,202
The Company recorded losses of $0, $83,389 and $30,269 in other expenses in the consolidated statements of profit or loss and other comprehensive income (loss), related to the disposal of property and equipment for the years ended December 31, 2024, 2023 and 2022, respectively.
Depreciation expense for the years ended December 31, 2024, 2023 and 2022 was $107,826, $107,229 and $124,287, respectively, recognized in general and administrative expense on the consolidated statements of profit or loss and comprehensive income (loss).